Loans and Borrowings (Details) - Schedule of loans and borrowings - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Bank loans	£ 635
Stocking loans	169,170	86,709	32,477
Subscription facilities	10,188
Mortgages	547	1,368
Total current	180,540	88,077	32,477
Non-current
Bank loans	815
Stocking loans	8,809
Subscription facilities	56,987
Mortgages	1,502	2,126
Total non-current	68,113	2,126
Total loans and borrowings	£ 248,653	£ 90,203	£ 32,477